Share-based Payment - Additional Information (Detail) ¥ in Millions					12 Months Ended
	Dec. 03, 2020 shares	Sep. 04, 2019 shares	Aug. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2020 CNY (¥) shares ¥ / ADR	Dec. 31, 2019 ¥ / ADR	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted		15,000,000
Valid term of share option plans					10
Share option plans vesting term					4 years
Weighted average remaining contract life for outstanding share options					5 years 6 months 7 days	6 years 5 months 12 days
Number of share options granted in share-based payment arrangement					0	0	3,075,000
Share based payment transactions expenses with share option | ¥					¥ 95
Number of options exercised					0
Phase I Share Incentive Plan [Member] | Top of range [member] | ClassA ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted				20,644,803
Phase II Share Incentive Plan [Member] | Top of range [member] | ClassA ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments number of shares granted			25,000,000
Two Thousand Ninteen Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement					1,990,600
Share Based Payment Arrangement Options Granted Percentage Variation					zero to 100
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement					1,990,000
Number of performance share units member	0